GMO Quality Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	74 Months Ended	75 Months Ended	120 Months Ended	229 Months Ended	263 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent		19.69%	14.64%			15.95%		10.68%
Performance Inception Date	Feb. 06, 2004
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.63%	12.61%			13.50%		8.81%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.59%	11.30%			12.54%		8.42%
Class III | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.43%			14.82%		10.62%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent		19.72%	14.70%			16.01%		10.72%
Performance Inception Date	Feb. 06, 2004
Class IV | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.43%			14.82%		10.62%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent		19.80%	14.75%			16.06%	11.70%
Performance Inception Date	Dec. 08, 2006
Class VI | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.43%			14.82%	10.76%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		19.72%	14.65%	15.85%
Performance Inception Date	Nov. 12, 2019
Class R6 | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.43%	15.60%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		19.54%	14.52%		16.32%
Performance Inception Date	Sep. 26, 2019
Class I | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.43%		15.99%